SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Reclassification Adjustment Out of Accumulated Other Comprehensive loss (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold					$ 4,386.8	$ 4,321.1	$ 4,679.1
Interest expense					59.9	60.5	63.3
Income from continuing operations before taxes					477.1	408.9	360.8
Provision for income taxes					(156.4)	(134.5)	(113.5)
Income from continuing operations	$ 56.5	$ 81.3	$ 64.7	$ 71.9	320.7	274.4	247.3
Income tax (benefit) expense allocated - Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit					(24.2)	(11.4)	(54.7)
Reclassifications to net income					22.6	10.4	7.2
Income tax (benefit) expense allocated - Cash flow hedges:
Gains (losses) recognized on cash flow hedges					0.1	(0.3)	0.1
Reclassifications to net income					1.0	(0.5)	0.3
Income tax benefit related to items of other comprehensive loss					(0.5)	(1.8)	(47.1)
Amounts Reclassified from Accumulated other comprehensive Loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations					(47.0)	(20.9)	(17.8)
Pension and Other Postretirement Benefits | Amounts Reclassified from Accumulated other comprehensive Loss
Amounts reclassified from Accumulated other comprehensive loss
Pension and other postretirement benefits					(66.8)	(33.3)	(24.1)
Provision for income taxes					22.6	10.4	7.2
Income from continuing operations					(44.2)	(22.9)	(16.9)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive Loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations before taxes					(3.8)	2.5	(1.2)
Provision for income taxes					1.0	(0.5)	0.3
Income from continuing operations					(2.8)	2.0	(0.9)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive Loss | Foreign exchange contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold					(3.0)	3.9	(1.2)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive Loss | Commodity contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold					(0.7)	(1.3)	0.1
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive Loss | Interest rate contracts
Amounts reclassified from Accumulated other comprehensive loss
Interest expense					$ (0.1)	$ (0.1)	$ (0.1)